UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22045

 NAME OF REGISTRANT:                     Wisconsin Capital Funds,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8030 Excelsior Drive
                                         Suite 307
                                         Madison, WI 53717

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Thomas G. Plumb
                                         8030 Excelsior Drive, Suite
                                         307
                                         Madison, WI 53717

 REGISTRANT'S TELEPHONE NUMBER:          608-960-4616

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


Plumb Balanced Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Plumb Equity Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Wisconsin Capital Funds, Inc.
By (Signature)       /s/ Thomas G. Plumb
Name                 Thomas G. Plumb
Title                President
Date                 08/16/2017